Finance result, net	6 Months Ended
Jun. 30, 2024
Finance result, net
Finance result, net

13.Finance result, net

For the three months ended June 30, 2024 and 2023, the net finance result amounted to a loss of CHF 1.8 million and a gain of CHF 0.2 million, respectively. The loss in 2024 is primarily due to unfavorable foreign currency exchange differences related to movement in the CHF versus foreign currencies, predominantly the US Dollar. It is partially offset by an increase in financial income due to higher interest received on net investments in short-term financial assets, attributed to more deposits in 2024 compared to the prior period.

For the six months ended June 30, 2024 and 2023, AC Immune recorded CHF 0.4 million and CHF 0.3 million in net financial gains, respectively. The increase in 2024 is primarily related to an increase in financial income due to higher interest received on net investments in short-term financial assets, attributed to more deposits in 2024 compared to the prior period. This is partially offset by unfavorable foreign currency exchange differences related to movement in the CHF versus foreign currencies, predominantly the US Dollar.